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MFS Global New Discovery Fund
MFS Global New Discovery Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Global New Discovery Fund	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Global New Discovery Fund		A	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.38%
Total Annual Fund Operating Expenses		1.69%	2.44%	2.44%	1.44%	2.44%	1.94%	1.69%	1.44%	1.36%
Fee Reductions and/or Expense Reimbursements	[1]	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.34%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.35% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 2.10% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.10% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.60% of the class’ average daily net assets annually for Class R2 shares, and 1.01% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2022.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Global New Discovery Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
A		705	1,046	1,410	2,431
B	[1]	613	1,028	1,470	2,565
C	[1]	313	728	1,270	2,565
I		112	422	755	1,695
R1		213	728	1,270	2,751
R2		163	576	1,016	2,237
R3		137	499	886	1,969
R4		112	422	755	1,695
R6		103	396	711	1,605
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example No Redemption - MFS Global New Discovery Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	[1]	213	728	1,270	2,565
C	[1]	213	728	1,270	2,565
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities. Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small to medium capitalizations.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.  MFS generally invests the fund’s assets in at least three different countries and invests a percentage of the fund’s net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the MSCI All Country World Small Mid Cap Index less 15%.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Equity Market Risk/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Small to Medium Cap Risk:  The stocks of small to medium cap companies can be more volatile and their shares can be less liquid than those of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

REITs Risk: The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2021, was 8.72%. During the period(s) shown in the bar chart, the highest quarterly return was 24.28% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (22.41)% (for the calendar quarter ended March 31, 2020).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2020)
Average Annual Returns - MFS Global New Discovery Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	18.65%	14.12%	13.16%	Dec. 16, 2011
C	21.65%	14.35%	13.16%	Dec. 16, 2011
I	23.90%	15.50%	14.19%	Dec. 16, 2011
R1	22.66%	14.34%	13.05%	Dec. 16, 2011
R2	23.29%	14.92%	13.61%	Dec. 16, 2011
R3	23.60%	15.21%	13.90%	Dec. 16, 2011
R4	23.89%	15.50%	14.18%	Dec. 16, 2011
R6	24.06%	15.62%	14.28%	Dec. 16, 2011
A	16.48%	13.87%	13.16%	Dec. 16, 2011
After Taxes on Distributions | A	15.38%	12.61%	12.14%
After Taxes on Distributions and Sale of Fund Shares | A	10.40%	10.73%	10.57%
MSCI All Country World Small Mid Cap Index (net div)	15.67%	11.14%	11.39%	Dec. 16, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.